Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Interest and fees on loans	$ 128,581	$ 129,212	$ 128,148
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	18,776	22,639	23,778
Interest on held to maturity securities:
Total interest on held to maturity securities	5,978	7,491	8,899
Federal Reserve Bank and Federal Home Loan Bank stock	486	304	389
Interest on federal funds sold and other short-term investments	1,142	1,102	909
Total interest income	154,963	160,748	162,123
Interest expense:
Interest on deposits	18,500	24,670	33,222
Interest on short-term borrowings	1,475	1,574	1,776
Total interest expense	19,975	26,244	34,998
Net interest income	134,988	134,504	127,125
Provision for loan losses	12,000	18,750	23,200
Net interest income after provision for loan losses	122,988	115,754	103,925
Noninterest income:
Trustco Financial Services income	5,761	5,088	4,993
Fees for services to customers	12,290	11,305	11,518
Net gain on securities transactions	2,161	1,428	3,352
Other	752	952	1,018
Total noninterest income	20,964	18,773	20,881
Noninterest expenses:
Salaries and employee benefits	31,276	28,751	27,065
Net occupancy expense	15,257	14,687	14,222
Equipment expense	6,073	5,652	5,638
Professional services	6,040	5,729	5,599
Outsourced services	5,122	5,100	5,458
Advertising expense	3,841	2,784	2,716
FDIC and other insurance expense	3,823	4,655	6,446
Other real estate expense, net	3,216	5,693	5,565
Other	9,329	9,091	8,185
Total noninterest expense	83,977	82,142	80,894
Income before income taxes	59,975	52,385	43,912
Income taxes	22,441	19,298	14,591
Net income	37,534	33,087	29,321
Earnings per share:
Basic (in dollars per share)	$ 0.400	$ 0.389	$ 0.381
Diluted (in dollars per share)	$ 0.400	$ 0.389	$ 0.381
U. S. government sponsored enterprises [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	8,097	12,998	12,455
Interest on held to maturity securities:
Total interest on held to maturity securities	25	261	487
State and political subdivisions [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	1,413	2,471	3,531
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	6,697	3,091	3,282
Interest on held to maturity securities:
Total interest on held to maturity securities	4,287	4,765	5,163
Corporate bonds [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	2,231	4,059	4,488
Interest on held to maturity securities:
Total interest on held to maturity securities	1,666	2,465	3,249
Small Business Administration-guaranteed participation securities [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	319	0	0
Other securities [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	$ 19	$ 20	$ 22